Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 10 – Shareholders’ Equity

A.	Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.	During the period of September 11, 2000 (date of inception) through 2009, a total of 4,995,837 ordinary shares were issued by the Company in consideration of $4.2 million.

3.	In December 2013, upon the request of convertible-notes holders, the Company converted all of its outstanding convertible notes into 1,026,432 ordinary notes.

4.	In December 2013, upon the capital-notes holders’ request, the Company converted all of its capital notes into 1,043,928 ordinary shares with a par value of NIS 0.01 per share.

On February 3, 2014, the Company entered into a share purchase agreement with certain of its shareholders and new investors, pursuant to which the Company issued to such existing shareholders and new investors 560,224 ordinary shares at a price per share of $3.57 for a total consideration in the amount of approximately $2 million.

5.
On March 12, 2014, the Company completed an initial public offering (the “IPO”) and listed its ordinary shares on the NASDAQ Capital Market under the ticker symbol GLMD. In the IPO, the Company issued under 3.3 million shares to the market at a price of $13.50 per share (par value NIS 0.01 per share), for a total consideration of approximately $40 million, net of offering costs in the amount of approximately $4.2 million.

6.
On May 31, 2016, the Company entered into a Controlled Equity Offering Sales Agreement (the "‘At-The-Market’ Offering" or the "ATM Offering") with Cantor Fitzgerald & Co., as the Company’s sales agent (“Cantor Fitzgerald”), to issue and sell, from time to time through Cantor Fitzgerald, ordinary shares having an aggregate Offering price of up to $16 million. Under the ATM Offering, the Company may sell ordinary shares by any method permitted by law and deemed to be an “at-the-market” offering, as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. The Company is not obligated to make any sales under the Sales Agreement. As of December 31, 2016 the Company had sold 933,160 ordinary shares through its ATM Offering for total proceeds of approximately $4.5 million, net of issuance expenses.

B.	Stock-based compensation

1.
The Company one equity-based incentive plan, the 2013 Incentive Share Option Plan. As of December 31, 2016, a total of 3,090,492 shares were reserved for issuance under the 2013 Plan. the 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by our shareholders in December 30, 2013 (as was amended by the Board and our shareholders on March 30, 2015 and May 11, 2015, respectively), provides for the grant of options to purchase the ordinary shares and the issuance of RSUs to the Company's affiliates’ respective directors, employees, Office Holders, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	A summary of the status of the Company’s option plans as of December 31, 2016 and 2015 and changes during the years then ended are presented below:

	2016		2015
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	1,753,753	$2.12	1,619,003	$1.71

Granted	856,500	$6.08	271,000	$7.21

Forfeited	(83,750)	$6.00	(136,250)	$7.37

Exercised	(115,613)	$2.22	-	-

Outstanding at end of year	2,410,890	$3.39	1,753,753	$2.12

Options exercisable at year end	1,385,829	$1.38	1,338,097	$0.92

As of December 31, 2016 and 2015, the weighted-average remaining contractual term of the outstanding and exercisable options, excluding the 38,637 Options granted in 2002 that have no expiration date, is 8.35 and 9.45 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2016 and 2015 is $3.76 and $6.48, respectively.

As of December 31, 2016 a total of the 1,110,006 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $3.6 million; while as of December 31, 2015 all the outstanding and exercisable options were “in the money” with aggregate intrinsic value of $10.3 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2016 and 2015 is approximately $4.3 million and $3.2 million and is expected to be recognized over a weighted-average period of three years.

For the years ended 2016 and 2015, the company recorded a total of $1.5 million and $970 thousands of stock-based compensation expenses, in connection with the above mentioned option.

3.
During 2016 the company granted a total of 78,750 RSU's. The RSU's will vest over four years. As of December 31, 2016, all the aforementioned options were outstanding. During the year 2016, with respect to the above-mentioned RSU's, the Company recorded stock-based compensation expenses in the amount of $124 thousand. As of December 31, 2016, none of the above mentioned RSU's were vested.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2016 approximately $413 thousands and is expected to be recognized over a weighted-average period of three years.

4.
During the year 2016, the Company recorded $121 thousands of stock-based compensation expense due to the modification of options and RSU's awards to two of its officers due to their termination of employment. The expiration date of the vested options held by one employee was extended from 3 months to 5 years and for the other employee from 3 months to 1 year

5.
Subsequent to the balance sheet date, In January 2017, the Company granted 130,000 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors. The options and restricted shares will vest over a period of four years. The options will expire 10 years from the grant date. The exercise price of the options is $3.84 per share. The aggregate grant date fair value of such options is $285 thousand.